Cash and Cash Equivalents - Reconciliation Between the Changes in Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Beginning of period	₽ 482,007
Foreign exchange movement		₽ 2	₽ (10)
End of period	481,543	482,007
Interest bearing loans and borrowings [member]
Disclosure of financial liabilities [line items]
Beginning of period	445,809	495,982	395,864
Cash flows	(42,480)	(70,084)	(24,775)
Foreign exchange movement	(3,942)	(25,303)	65,568
Changes in fair value	0
Other changes, including interest	40,506	45,214	59,325
End of period	439,893	445,809	495,982
Finance lease liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period	10,596	13,988	15,359
Cash flows	(4,801)	(5,217)	(4,309)
Foreign exchange movement	(67)	(351)	481
Changes in fair value	0
Other changes, including interest	3,626	2,176	2,457
End of period	9,354	10,596	13,988
Deferred payments for acquisition of assets [member]
Disclosure of financial liabilities [line items]
Beginning of period	1,052
Cash flows	(455)
Foreign exchange movement	0
Changes in fair value	0
Other changes, including interest	1,083	1,052
End of period	1,680	1,052
Put option of Gazprombank [member]
Disclosure of financial liabilities [line items]
Beginning of period	36,198
Cash flows	0	34,300
Foreign exchange movement	0
Changes in fair value	4,062	1,898
Other changes, including interest	0
End of period	40,260	36,198
Other current financial liabilities [member]
Disclosure of financial liabilities [line items]
Cash flows	0
Foreign exchange movement	0
Changes in fair value	(81)
Other changes, including interest	815
End of period	734
Deferred consideration paid for the acquisition of subsidiaries in prior periods [member]
Disclosure of financial liabilities [line items]
Beginning of period	8,032	14,799	15,888
Cash flows	(3,652)	(4,732)	(4,819)
Foreign exchange movement	(370)	(2,035)	3,730
Changes in fair value	0
Other changes, including interest	0
End of period	₽ 4,010	₽ 8,032	₽ 14,799